Benefit Plans - Restricted Share Units (Details) - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Benefit Plans [Abstract]
Balance, Beginning of period (in Shares)	38,559
Nonvested, Beginning Balance (in Dollars per share) | $ / shares	$ 31.99
Granted (in Shares)	22,671
Vested (in Shares)	(14,781)
Forfeited (in Shares)	(2,215)
Balance, End of period (in Shares)	44,234
Nonvested, Ending Balance (in Dollars per share) | $ / shares	$ 36.17